Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments		$ 159	$ 82
Foreign exchange forward contracts designated as hedging instruments		3	910
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments		(38)	(89)
Foreign exchange forward contracts designated as hedging instruments		(1,640)	(60)
Contingent consideration	[1]
Foreign exchange forward contracts fair value		(1,516)	843
Level 3 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Convertible notes		1,894
Contingent consideration	[1]	38,341	55,919
Foreign exchange forward contracts fair value		$ 40,235	$ 55,919

[1]	Includes $14.6 million and $2.4 million under Accrued expenses and other current liabilities in the Company's consolidated balance sheets as of December 31, 2022 and December 31, 2021, respectively.